SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	June 30, 2024	December 31, 2023
	(Unaudited)
Ordinary shares	49,858,787	48,923,903
Outstanding share options and RSUs	3,888,434	4,294,853
Shares available for future grants under the 2021 plan	9,026,219	7,847,149
Shares subject to the employee share purchase plan	1,193,972	1,233,812
Total	63,967,412	62,299,717

Schedule of share option activity
	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2024 (*)	3,079,252	$48.82	6.71	$435,699
Granted (*)	32,802	$0.00
Exercised	(671,366)	$18.70
Expired and forfeited	(84,708)	$76.22
Outstanding — June 30, 2024	2,355,980	$55.74	6.43	$436,030
Exercisable — June 30, 2024 (*)	1,745,150	$43.91	6.05	$343,640

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.

Schedule of unvested restricted stock units
	Number of Units	Weighted-Average Fair Value
	(Unaudited)
Balance at January 1, 2024 (*)	1,215,601	$134.41
Granted (*)	616,182	$201.98
Vested	(223,678)	$137.28
Canceled	(75,651)	$149.83
Balance at June 30, 2024 (*)	1,532,454	$160.40

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.

Schedule of share-based compensation expense
	Six months ended June 30,
	2024	2023

Cost of revenues	$3,116	$3,322
Research and development	23,193	19,742
Sales and marketing	18,068	13,640
General and administrative	18,789	14,539
Share-based compensation, net of amounts capitalized	$63,166	$51,243
Capitalized share-based compensation expense	648	956
Total share-based compensation	$63,814	$52,199

Schedule of black-scholes stock option assumptions used at the grant dates
	Six months ended June 30,
	2024	2023
	(Unaudited)
Risk-free interest rate	4.03%-4.77%	3.48%-3.90%
Expected dividend yield	0%	0%
Expected term (in years)	5-7	5-7
Expected volatility	57.81%	57.24%-64.63%